Note 1 - Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Nature of Operations [Text Block]
1	Nature and continuance of operations
Entrée Gold Inc. was incorporated under the laws of the Province of British Columbia on
July
19,
1995
and continued under the laws of the Yukon Territory on
January
22,
2003.
On
May
27,
2005,
Entrée Gold Inc. changed its governing jurisdiction from the Yukon Territory to British Columbia by continuing into British Columbia under the Business Corporations Act (British Columbia). The principal business activity of Entrée Gold Inc., together with its subsidiaries (collectively referred to as the "Company"), is the exploration of mineral property interests. To date, the Company has not generated significant revenues from its operations and is considered to be in the exploration stage.

All amounts are expressed in United States dollars, except for certain amounts denoted in Canadian dollars ("C$").

These consolidated financial statements have been prepared on the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. The Company currently earns no operating revenues. Continued operations of the Company are dependent upon the Company's ability to secure additional equity capital or receive other financial support, and in the longer term to generate profits from business operations. Management believes that the Company has sufficient working capital to maintain its operations for the next
12
months.